United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  4/30/08

Date of Reporting Period:  Quarter ended 1/31/08

Item 1.                      Schedule of Investments

Federated Intermediate Corporate Bond Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES--0.1%
		Home Equity Loan--0.1%
$88,192	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	$74,963
43,799		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.74%, 10/25/2028	43,349
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $131,677)	118,312
		CORPORATE BONDS--92.5%
		Basic Industry - Chemicals--1.7%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,120,947
400,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	415,854
1,500,000		Praxair, Inc., 6.375%, 4/1/2012	1,621,335
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	466,165
		TOTAL	3,624,301
		Basic Industry - Metals & Mining--3.8%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	484,897
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,027,038
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,471,243
2,000,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	1,959,820
1,100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	949,005
1,200,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,202,295
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	499,889
650,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	677,532
		TOTAL	8,271,719
		Basic Industry - Paper--1.6%
2,430,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,552,951
1,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,015,322
		TOTAL	3,568,273
		Capital Goods - Aerospace & Defense--1.3%
555,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	571,827
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	288,390
1,000,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	1,052,486
860,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	888,990
		TOTAL	2,801,693
		Capital Goods - Diversified Manufacturing--2.7%
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	915,900
2,000,000		General Electric Co., Note, 5.00%, 2/1/2013	2,066,891
1,120,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	1,196,394
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	884,421
725,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	746,714
		TOTAL	5,810,320
		Capital Goods - Environmental--1.2%
500,000		Waste Management, Inc., 7.375%, 8/1/2010	533,295
2,000,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,019,479
		TOTAL	2,552,774
		Communications - Media & Cable--2.9%
3,300,000		Comcast Corp., 7.125%, 6/15/2013	3,609,609
1,925,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,932,883
675,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	677,509
		TOTAL	6,220,001
		Communications - Media Noncable--0.1%
250,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	296,471
10,000	[1,2]	News America, Inc., 6.65%, 11/15/2037	10,239
		TOTAL	306,710
		Communications - Telecom Wireless--1.6%
1,300,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,633,805
800,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	807,160
240,000		Vodafone Group PLC, 5.35%, 2/27/2012	246,509
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	878,210
		TOTAL	3,565,684
		Communications - Telecom Wirelines--2.4%
370,000		Embarq Corp., 6.738%, 6/1/2013	380,600
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,595,888
1,785,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	1,807,418
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	299,497
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,049,604
		TOTAL	5,133,007
		Consumer Cyclical - Automotive--2.7%
500,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	543,650
3,500,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,553,276
250,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	258,316
1,500,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,522,029
		TOTAL	5,877,271
		Consumer Cyclical - Entertainment--1.3%
180,000		International Speedway Corp., 4.20%, 4/15/2009	180,189
940,000		International Speedway Corp., 5.40%, 4/15/2014	950,192
730,000		Time Warner, Inc., 5.50%, 11/15/2011	745,014
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,056,442
		TOTAL	2,931,837
		Consumer Cyclical - Lodging--0.2%
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	428,910
		Consumer Cyclical - Retailers--1.4%
426,409	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	441,738
375,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	391,853
485,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	502,577
650,000		Costco Wholesale Corp., 5.30%, 3/15/2012	682,229
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	235,547
750,000		Target Corp., 5.875%, 3/1/2012	796,856
		TOTAL	3,050,800
		Consumer Cyclical - Services--1.2%
2,025,000		Boston University, 7.625%, 7/15/2097	2,507,616
		Consumer Non-Cyclical Food/Beverage--1.6%
800,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	833,936
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,830
375,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	390,613
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,032,954
240,000		PepsiCo, Inc., 4.65%, 2/15/2013	250,563
1,000,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,074,674
		TOTAL	3,588,570
		Consumer Non-Cyclical Health Care--1.8%
1,500,000		Anthem, Inc., 6.80%, 8/1/2012	1,588,782
400,000		Baxter International, Inc., 6.25%, 12/1/2037	412,723
540,000	[1,2]	Covidien International Finance SA, 6.55%, 10/15/2037	553,023
500,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	510,976
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	785,470
		TOTAL	3,850,974
		Consumer Non-Cyclical Pharmaceuticals--1.7%
550,000		Abbott Laboratories, 5.15%, 11/30/2012	582,042
320,000		Abbott Laboratories, 6.15%, 11/30/2037	334,376
1,000,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	1,017,242
1,000,000		Genentech, Inc., Note, 4.40%, 7/15/2010	1,023,127
580,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	664,749
		TOTAL	3,621,536
		Consumer Non-Cyclical Supermarkets--0.5%
450,000		Kroger Co., 7.25%, 6/1/2009	465,976
675,000		Kroger Co., Company Guarantee, 7.45%, 3/1/2008	676,673
		TOTAL	1,142,649
		Energy - Independent--3.0%
700,000		Anadarko Finance Co., 6.75%, 5/1/2011	750,869
290,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	299,941
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,446,566
500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	477,500
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	173,681
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,499,378
698,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	707,925
600,000	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	573,000
240,000		XTO Energy, Inc., 6.75%, 8/1/2037	256,120
355,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	377,098
		TOTAL	6,562,078
		Energy - Integrated--2.3%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	11,534
1,500,000		ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013	1,597,234
1,000,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,156,540
1,018,918	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,058,771
1,100,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,128,007
		TOTAL	4,952,086
		Energy - Oil Field Services--0.4%
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	893,664
		Energy - Refining--0.2%
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	488,481
		Financial Institution - Banking--22.6%
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,264,196
5,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	5,168,740
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,586,573
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	807,796
2,000,000		Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010	2,182,477
1,093,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	1,024,775
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,303,890
1,610,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	1,682,876
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,902,529
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,935,606
660,000		HSBC Finance Corp., 4.75%, 4/15/2010	669,824
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,087,122
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,048,651
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,304,434
1,510,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,581,941
1,100,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	1,105,570
1,400,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,499,354
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,091,474
2,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,010,183
610,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	634,405
400,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	415,428
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	159,495
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,058,420
960,000		Popular North America, Inc., 5.65%, 4/15/2009	958,445
3,822,222	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	4,384,407
1,460,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,434,365
620,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	629,464
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,476,752
870,000		Wachovia Corp., 5.75%, 2/1/2018	866,803
500,000		Washington Mutual Bank, 5.125%, 1/15/2015	440,559
1,200,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	1,141,588
1,000,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,061,762
1,230,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,196,417
		TOTAL	49,116,321
		Financial Institution- Brokerage--10.6%
2,210,000		Blackrock, Inc., 6.25%, 9/15/2017	2,325,107
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	576,098
3,000,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	3,033,751
900,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	1,054,040
5,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	5,387,682
2,550,000		Invesco PLC, Note, 4.50%, 12/15/2009	2,585,988
320,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	336,387
375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	398,004
700,000		Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	704,373
940,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	1,013,670
1,070,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	1,095,649
1,000,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	982,684
2,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,991,152
400,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	405,141
390,000		Nuveen Investments, 5.00%, 9/15/2010	352,950
390,000		Nuveen Investments, 5.50%, 9/15/2015	267,150
514,113	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	529,595
		TOTAL	23,039,421
		Financial Institution - Finance Noncaptive--2.8%
1,000,000		American General Finance Corp., 4.00%, 3/15/2011	970,519
1,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,005,729
830,000	[1,2]	Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017	583,126
1,500,000		General Electric Capital Corp., Medium Term Note, 9.18%, 12/30/2008	1,560,087
500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	476,979
1,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,556,752
		TOTAL	6,153,192
		Financial Institution - Insurance - Health--0.1%
300,000		Aetna US Healthcare, 5.75%, 6/15/2011	315,496
		Financial Institution- Insurance - Life--1.1%
600,000		Prudential Financial, Inc., 5.15%, 1/15/2013	608,612
400,000		Prudential Financial, Inc., 6.625%, 12/1/2037	408,260
1,150,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,291,304
		TOTAL	2,308,176
		Financial Institution - Insurance - P&C--3.2%
940,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	957,170
190,000		CNA Financial Corp., 6.50%, 8/15/2016	194,692
475,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	492,480
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	679,723
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,411,309
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	854,192
350,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	334,514
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	205,175
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,894,580
		TOTAL	7,023,835
		Financial Institution - REITs--1.7%
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	406,995
425,000		Liberty Property LP, 6.625%, 10/1/2017	428,987
860,000		Prologis, Note, 5.25%, 11/15/2010	863,511
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	663,637
1,300,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	1,304,264
		TOTAL	3,667,394
		Foreign-Local-Government--0.6%
1,180,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	1,286,387
		Municipal Services--0.6%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	495,253
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	865,880
		TOTAL	1,361,133
		Sovereign--0.5%
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,177,981
		Technology--3.4%
1,000,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,046,155
375,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	410,287
550,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	568,427
780,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	826,044
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,626,945
450,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	464,245
910,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	958,551
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	531,585
970,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	995,058
		TOTAL	7,427,297
		Transportation - Airlines--0.9%
1,500,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,590,462
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	464,308
		TOTAL	2,054,770
		Transportation - Railroads--0.6%
250,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	243,979
702,314		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	793,452
230,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	252,084
30,000		Union Pacific Corp., 4.875%, 1/15/2015	29,193
		TOTAL	1,318,708
		Transportation - Services--0.7%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	804,866
700,000		Ryder System, Inc., 5.95%, 5/2/2011	723,864
		TOTAL	1,528,730
		Utility - Electric--4.0%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	414,173
420,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	431,762
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	731,816
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,024,190
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,645,200
1,310,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,371,718
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,432,762
375,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	380,992
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	502,560
620,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	640,784
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	134,686
		TOTAL	8,710,643
		Utility - Natural Gas Distributor--0.9%
2,000,000		Atmos Energy Corp., 4.00%, 10/15/2009	2,002,404
		Utility - Natural Gas Pipelines--0.6%
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,225,627
		TOTAL CORPORATE BONDS (IDENTIFIED COST $197,766,086)	201,468,469
		GOVERNMENT/AGENCY--1.5%
		Sovereign--1.5%
3,000,000		United Mexican States, Note, 9.875%, 2/1/2010 (IDENTIFIED COST $3,264,323)	3,352,950
		U.S. TREASURY--1.5%
1,000,000		U.S. Treasury Note, 4.50%, 4/30/2012	1,074,668
2,000,000	[3]	U.S. Treasury Note, 4.875%, 4/30/2011	2,158,353
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,982,409)	3,233,021
		MUTUAL FUND --3.7%
7,933,348	[4,5]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	7,933,348
		TOTAL INVESTMENTS – 99.3% (IDENTIFIED COST $212,077,843)[6]	216,106,100
		OTHER ASSETS AND LIABILITIES – NET – 0.7%[7]	1,626,674
		TOTAL NET ASSETS – 100%	$217,732,774

	At January 31, 2008, the Fund had the following outstanding futures contracts:
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
	8U.S. Treasury Notes 2-Year Long Futures	185	$39,445,469	March 2008	$450,431
	8 U.S. Treasury Bond Short Futures	155	$18,493,438	March 2008	$(257,274)
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$193,157

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $34,291,132, which represented 15.7% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2008, these liquid restricted securities amounted to $34,291,132, which represented 15.7% of total net assets.

3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated company.
5	7-Day net yield.
6
At January 31, 2008, the cost of investments for federal tax purposes was $212,077,843. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $4,028,257. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,767,969 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,739,712.

7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

     The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

Federated Short-Term Income Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount	Value

		ADJUSTABLE RATE MORTGAGES--3.5%
		Federal Home Loan Mortgage Corporation--0.9%
$40,814	[1]	FHLMC ARM 390260, 5.599%, 10/01/2030	$40,714
195,105	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	196,251
15,263	[1]	FHLMC ARM 420196, 5.527%, 11/01/2030	15,200
63,351	[1]	FHLMC ARM 606116, 30 Year, 6.999%, 9/1/2019	64,137
1,793,723	[1]	FHLMC ARM 780443, 5.429%, 3/01/2033	1,809,627
75,397	[1]	FHLMC ARM 785167, 6.944%, 12/01/2018	76,515
		TOTAL	2,202,444
		Federal National Mortgage Association--2.6%
80,125	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	82,083
1,710,702	[1]	FNMA ARM 544843, 6.082%, 10/01/2027	1,728,613
921,111	[1]	FNMA ARM 544852, 6.109%, 4/01/2028	931,083
1,129,148	[1]	FNMA ARM 544884, 6.089%, 5/01/2034	1,141,100
2,225,126	[1]	FNMA ARM 556379, 6.383%, 5/01/2040	2,234,576
484,418	[1]	FNMA ARM 556388, 6.383%, 5/01/2040	486,361
		TOTAL	6,603,816
		Government National Mortgage Association--0.0%
34,123	[1]	GNMA ARM 8902, 30 Year, 6.375%, 1/20/2022	34,868
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $8,873,939)	8,841,128
		ASSET-BACKED SECURITIES--27.2%
		Auto Receivables—12.7%
1,000,000		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	1,025,318
1,250,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,269,629
1,000,000		BMW Vehicle Lease Trust 2007-1, Class A3B, 5.146%, 8/15/2013	992,671
1,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	1,498,717
1,334,013		Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010	1,342,345
2,000,000		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	1,998,526
619,425		Chase Manhattan Auto Owner Trust 2005-B, Class A3, 4.84%, 7/15/2009	620,892
496,274		DaimlerChrysler Auto Trust 2004-C, Class A4, 3.28%, 12/8/2009	496,278
1,500,000		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 5.441%, 6/15/2012	1,500,400
1,671,873		Harley-Davidson Motorcycle Trust 2004-1, Class A2, 2.53%, 11/15/2011	1,659,977
437,605		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	437,785
1,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	1,010,302
401,877		Honda Auto Receivables Owner Trust 2005-1, Class A4, 3.82%, 5/21/2010	402,284
460,000		Honda Auto Receivables Owner Trust 2005-2, Class A4, 4.15%, 10/15/2010	461,109
418,245		Honda Auto Receivables Owner Trust 2006-2, Class A3, 5.30%, 7/21/2010	422,859
947,695		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	948,913
195,088		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	193,502
940,134		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	934,518
1,250,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,235,678
2,000,000		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,978,133
716,850		M&I Auto Loan Trust 2005-1, Class A3, 4.83%, 9/21/2009	718,509
789,040		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	776,007
410,325		Nissan Auto Receivables Owner Trust 2004-C, Class A4, 5.36%, 3/15/2010	409,976
1,472,064		Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 2/15/2010	1,483,942
1,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	1,002,270
550,167		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	551,115
11,094		WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2009	11,107
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,519,813
500,000		Wachovia Auto Loan Owner Trust 2008-1, Class A2A, 4.04%, 3/21/2011	499,316
2,000,000		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 4.784%, 3/21/2011	1,996,078
131,591		Whole Auto Loan Trust 2003-1, Class A4, 2.58%, 3/15/2010	132,171
2,375,000		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	2,440,453
		TOTAL	31,970,593
		Credit Card--6.5%
2,000,000		Bank One Issuance Trust 2003-A9, Class A9, 3.86%, 6/15/2011	2,006,759
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,127,826
1,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 5.61%, 6/15/2014	867,855
2,000,000		Capital One Multi Asset Execution Trust 2005-A8, Class A, 4.40%, 8/15/2011	2,014,158
2,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	1,993,011
2,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 5.341%, 9/15/2011	1,989,480
2,500,000		Citibank Credit Card Issuance Trust 2007-B5, Class B5, 5.383%, 11/7/2014	2,404,187
2,000,000		National City Credit Card Master Trust 2005-1, Class A, 5.37%, 8/15/2012	1,980,004
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 5.51%, 8/15/2012	977,970
		TOTAL	16,361,250
		Equipment Lease--2.1%
255,646	[2,3]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	255,147
2,000,000	[2,3]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	2,024,104
3,000,000		John Deere Owner Trust 2007-A, Class A3, 5.04%, 7/15/2011	3,009,877
		TOTAL	5,289,128
		Home Equity Loan—4.7%
88,192	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	74,963
1,440,000		Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 5.68%, 7/25/2035	1,423,837
222,621		Bear Stearns Asset Backed Securities, Inc. 2005-1, Class A, 3.726%, 3/25/2035	214,407
378,663		Bear Stearns Asset Backed Securities, Inc. 2006-IM1, Class A4, 3.466%, 4/25/2036	376,690
28,742		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.80%, 1/15/2028	27,895
1,500,045		Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.57%, 9/20/2023	1,404,448
250,000		First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 5.125%, 11/25/2036	248,027
2,470,290		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,279,177
85,661		JP Morgan Mortgage Acquisition Corp. 2006-WF1, Class A1B, 3.476%, 7/25/2036	85,105
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 6.00%, 11/25/2034	903,759
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	39,800
51,748		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	51,216
727,120		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	730,491
2,000,000		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	2,031,272
1,000,000		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	1,002,035
288,919	[2,3]	Quest Trust 2004 - X1, Class A, 5.65%, 3/25/2034	271,847
628,298		Residential Asset Securities Corp. 2006-EMX6, Class A1, 3.436%, 7/25/2036	622,378
1,000,000		Saxon Asset Securities Trust 2006-2, Class A3B, 3.466%, 9/25/2036	972,840
1,519,279	[2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	75,964
		TOTAL	11,836,151
		Manufactured Housing--0.4%
1,002,127		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,030,925
		Other--0.4%
954,464		Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018	958,416
		Rate Reduction Bond--0.4%
1,001,610		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	1,009,652
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $71,270,705)	68,456,115
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.0%
		Commercial Mortgage--1.5%
1,229,613		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,226,657
1,187,448		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	91,334
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.80%, 6/11/2042	2,515,106
		TOTAL	3,833,097
		Federal Home Loan Mortgage Corporation--2.3%
7,640		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	7,610
151,030		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	154,882
21,031		Federal Home Loan Mortgage Corp. REMIC 1624 KZ, 6.00%, 12/15/2008	21,001
175,405		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	175,681
188,063		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	194,559
199,006		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	207,005
455,155		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	458,613
2,001,521		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.67%, 2/15/2018	2,008,139
394,297		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	391,870
436,933		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	417,481
373,033		Federal Home Loan Mortgage Corp. REMIC 2663 LN, 4.50%, 1/15/2022	372,213
378,463		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	369,671
207,777		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	208,933
408,687		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	412,463
321,637		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	338,609
		TOTAL	5,738,730
		Federal National Mortgage Association--2.4%
312,899		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	345,415
7,090		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	7,688
169,912		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	178,445
159,664		Federal National Mortgage Association REMIC 1993-113 SB, 9.75%, 7/25/2023	176,894
11,239		Federal National Mortgage Association REMIC 1993-179 FO, 5.317%, 10/25/2023	11,477
43,726		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	44,942
220,906		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	227,198
24,485		Federal National Mortgage Association REMIC 1993-68 PL, 7.00%, 5/25/2008	24,548
29,371		Federal National Mortgage Association REMIC 1994-7 PG, 6.50%, 1/25/2009	29,468
1,018,008		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	1,060,255
150,999		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	155,289
615,369		Federal National Mortgage Association REMIC 2002-52 FG, 5.82%, 9/25/2032	616,652
735,000		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	744,987
176,090		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	171,004
272,890		Federal National Mortgage Association REMIC 2003-47 FP, 5.67%, 9/25/2032	272,791
315,731		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	302,645
76,382		Federal National Mortgage Association REMIC 2003-W12 1A6, 4.50%, 6/25/2043	75,901
776,381		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	792,354
284,557		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	295,578
355,158		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	387,167
230,476		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	241,620
		TOTAL	6,162,318
		Non-Agency Mortgage--6.8%
1,500,000		American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	1,516,516
138,888		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.413%, 3/25/2033	139,123
251,124	[2]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.628%, 2/3/2029	113,006
200,000		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	191,750
2,000,000		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	2,025,083
601,213		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	576,143
231,572		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	233,188
283,268	[2,3]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.43%, 7/1/2019	283,268
2,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 5.59%, 2/25/2037	1,933,295
575,210		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	537,681
1,082	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.450%, 10/26/2023	704
840,546		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.264%, 9/25/2034	841,493
55,330		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	53,572
449,941		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	486,157
38,279	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.87%, 1/28/2027	24,882
693,876		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	732,857
934,173		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	932,208
1,544,134		Washington Mutual 2006-AR15, Class 1A, 5.862%, 11/25/2046	1,426,479
1,530,148		Washington Mutual 2006-AR17, Class 1A, 5.482%, 12/25/2046	1,457,855
1,772,422		Washington Mutual, 2003-AR5, Class A6, 3.695%, 6/25/2033	1,769,710
1,480,960		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	1,479,217
309,818		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.444%, 7/25/2034	310,199
		TOTAL	17,064,386
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $33,249,587)	32,798,531
		CORPORATE BONDS--23.5%
		Basic Industry - Chemicals--1.3%
2,200,000		Praxair, Inc., 2.75%, 6/15/2008	2,194,985
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,043,674
		TOTAL	3,238,659
		Capital Goods - Aerospace & Defense--0.5%
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,282,230
		Communications - Media & Cable--0.9%
1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	1,289,473
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	1,017,697
		TOTAL	2,307,170
		Communications - Media Noncable--0.7%
1,750,000		Reed Elsevier, Inc., Floating Rate Note, 5.321%, 6/15/2010	1,715,295
		Communications - Telecom Wireless--0.9%
1,250,000		America Movil S.A.B. de C.V., Company Guarantee, 4.125%, 3/1/2009	1,247,500
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	955,222
		TOTAL	2,202,722
		Communications - Telecom Wirelines--0.2%
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	506,279
		Consumer Cyclical - Automotive--1.5%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	402,680
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,259,749
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	516,631
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,522,029
		TOTAL	3,701,089
		Consumer Cyclical - Entertainment--0.8%
1,000,000		Time Warner, Inc., Floating Rate Note, 5.109%, 11/13/2009	976,053
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,056,442
		TOTAL	2,032,495
		Consumer Cyclical - Retailers--1.6%
1,000,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,044,942
1,900,000		Target Corp., 3.375%, 3/1/2008	1,899,749
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,015,359
		TOTAL	3,960,050
		Consumer Non-Cyclical Food/Beverage--1.0%
2,500,000		Diageo Capital PLC, 3.375%, 3/20/2008	2,500,403
		Consumer Non-Cyclical Pharmaceuticals--0.9%
900,000		Abbott Laboratories, 5.375%, 5/15/2009	924,289
1,444,000		Eli Lilly & Co., Note, 2.90%, 3/15/2008	1,442,900
		TOTAL	2,367,189
		Consumer Non-Cyclical Products--0.8%
2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,009,581
		Consumer Non-Cyclical Supermarkets--0.4%
1,000,000		Kroger Co., 7.25%, 6/1/2009	1,035,502
		Energy - Independent--0.2%
465,600	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	471,950
		Energy - Integrated--0.5%
1,166,700	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	1,212,334
		Energy - Refining--0.5%
1,250,000		Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009	1,243,340
		Financial Institution - Banking--1.9%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,780,399
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,231,907
300,000		Citigroup, Inc., 4.625%, 8/3/2010	304,798
1,500,000		Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009	1,530,266
		TOTAL	4,847,370
		Financial Institution - Brokerage--1.2%
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	399,680
1,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,509,414
1,000,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	1,078,372
		TOTAL	2,987,466
		Financial Institution - Finance Noncaptive--1.8%
1,250,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,264,337
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	364,046
1,000,000		HSB Capital I, Company Guarantee, 6.27%, 7/15/2027	993,817
1,500,000		International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009	1,492,008
290,000		SLM Corp., Note, Series A, 3.95%, 8/15/2008	284,961
		TOTAL	4,399,169
		Financial Institution - Insurance - Health--0.2%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	525,826
		Financial Institution - Insurance - Life--0.4%
1,000,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	1,004,021
		Financial Institution - Insurance - P&C--0.5%
1,250,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,184,113
		Financial Institution - REITs--0.9%
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,309,389
		Technology--1.8%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,569,233
1,975,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,987,070
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,051,530
		TOTAL	4,607,833
		Transportation - Services--0.4%
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,024,923
		Utility - Electric--1.2%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,086,168
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,055,925
		TOTAL	3,142,093
		Utility - Natural Gas Distributor--0.5%
1,250,000		Atmos Energy Corp., 4.00%, 10/15/2009	1,251,502
		TOTAL CORPORATE BONDS (IDENTIFIED COST $58,276,973)	59,069,993
		GOVERNMENT AGENCIES—6.0%
		Federal Home Loan Bank System--3.0%
2,000,000		Federal Home Loan Bank System, Bond, 5.10%, 9/19/2008	2,027,998
3,000,000		Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008	3,044,328
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,542,473
		TOTAL	7,614,799
		Federal Home Loan Mortgage Corporation—3.0%
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,383,926
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $14,503,009)	14,998,725
		MORTGAGE-BACKED SECURITIES--0.7%
		Federal Home Loan Mortgage Corporation--0.3%
3,027		Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010	3,087
91,166		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	100,483
74,621		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	79,067
296,408		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	301,246
26,314		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	27,409
104,687		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	110,942
48,564		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	52,653
		TOTAL	674,887
		Federal National Mortgage Association--0.3%
384,243		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	387,782
185		Federal National Mortgage Association, Pool 313806, 7.50%, 2/1/2014	185
35,961		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	38,788
55,833		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	60,557
209,498		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	218,635
		TOTAL	705,947
		Government National Mortgage Association--0.1%
79,192		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	87,830
1,390		Government National Mortgage Association, Pool 365841, 7.00%, 9/15/2008	1,401
2,344		Government National Mortgage Association, Pool 413575, 7.00%, 12/15/2010	2,414
22,819		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	26,053
253,069		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	268,005
		TOTAL	385,703
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,759,466)	1,766,537
		U.S. TREASURY--16.1%
5,000,000	[4]	United States Treasury Note, 3.125%, 11/30/2009	5,090,541
4,000,000	[4]	United States Treasury Note, 3.25%, 8/15/2008	4,023,473
5,000,000	[4]	United States Treasury Note, 3.625%, 12/31/2012	5,197,115
3,000,000		United States Treasury Note, 3.75%, 5/15/2008	3,015,150
3,000,000		United States Treasury Note, 3.875%, 5/15/2010	3,117,775
3,000,000	[4]	United States Treasury Note, 3.875%, 7/15/2010	3,124,983
3,000,000	[4]	United States Treasury Note, 4.50%, 9/30/2011	3,212,972
3,000,000	[4]	United States Treasury Note, 4.625%, 3/31/2008	3,013,125
6,500,000	[4]	United States Treasury Note, 4.625%, 7/31/2012	7,025,030
3,000,000		United States Treasury Note, 4.75%, 3/31/2011	3,224,708
500,000		United States Treasury Note, 5.625%, 5/15/2008	505,088
		TOTAL U.S. TREASURY (IDENTIFIED COST $39,086,880)	40,549,960
		MUTUAL FUNDS—22.2%[5]
1,175,606		Federated Mortgage Core Portfolio	11,850,107
43,949,553	[6,7]	Prime Value Obligations Fund, Institutional Shares, 4.22%	43,949,553
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $55,986,564)	55,799,660
		TOTAL INVESTMENTS—112.2% (IDENTIFIED COST $283,007,123)[8]	282,280,649
		OTHER ASSETS AND LIABILITIES---NET---(12.2)%[9]	(30,717,755)
		TOTAL NET ASSETS---100%	$251,562,894

At January 31, 2008, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation
Merrill Lynch, Pierce, Fenner & Smith	Series 9 Investment Grade Index	Sell	0.600%	12/20/2012	$10,000,000	$(155,024)

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $10,736,353, which represented 4.3% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $10,582,843 which represented 4.2% of total net assets.

	Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees (the “Trustees”), held at January 31, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	C-BASS ABS LLC (Series 1999-3), Class B1, 6.628%, 2/3/2029	7/9/1999	$203,524
	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662
	Resecuritization Mortgage Trust 1998-A, Class B3, 8.450%, 10/26/2023	2/12/1999	$158,746
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
5	Affiliated companies.
6	7-Day net yield.
7	All or a portion of this security is held as collateral for securities lending.
	As of January 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$30,687,600	$31,440,000
8
At January 31, 2008, the cost of investments for federal tax purposes was $283,005,789.  The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $725,140.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,907,017 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,632,157.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

b

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Income Securities Trust

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      March 20, 2008

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 20, 2008